Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details)		Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and employee benefits		¥ 2,980,760	$ 416,389	¥ 4,038,505
Payable to third parties	[1]	1,287,929	179,914	7,280,590
Deposit payable		1,183,879	165,378	1,574,810
Others		239,275	33,425	543,937
Total		¥ 5,691,843	$ 795,106	¥ 13,437,842

[1]	The balance mainly represents the payables for acquiring services for daily operations such as property fees, rent and utility bills as well as professional and consulting services as of December 31, 2024 and June 30, 2025.